Common Stock - Sales, Repurchases, and Issuances of Company Capital Stock Narrative (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 23, 2018	Sep. 30, 2016
Class of Stock [Line Items]
Profit-sharing plan shares, net, value	$ 6,970,000	$ 1,939,000
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Class of Stock [Line Items]
Share-based compensation tax withholding payment				$ 6,861,000
Shares withheld for tax withholding obligation (in shares)			3,082,607	1,008,319
Deferred compensation arrangement with individual, shares issued, gross (in shares)			759,624	3,340,904
Common Stock
Class of Stock [Line Items]
Stock repurchased during period (in shares)	549,834	258,103
Shares exercised (in shares)	3,506,103	2,979,031
Profit-sharing plan shares, net, value	$ 5,000	$ 3,000
Deferred Compensation, Share-based Payments [Member] | Deferred Profit Sharing
Class of Stock [Line Items]
Stock repurchased during period (in shares)	549,834	258,103	318,203	465,979
Profit-sharing plan shares, net, value	$ 6,970,000	$ 1,939,000	$ 2,417,000	$ 3,387,000
Stock Option
Class of Stock [Line Items]
Stock repurchased during period (in shares)			1,516,616	913,608
Shares exercised (in shares)			4,731,158	3,738,182
Share-based compensation tax withholding payment			$ 2,324,000
Performance Based Restricted Stock Units (RSUs), 2016 | Equity Incentive Plan
Class of Stock [Line Items]
Shares repurchased by Company after exercise (in shares)	128,176	632,859
Shares repurchased by Company after exercise	$ 1,454,000	$ 4,952,000
Class B Common Stock
Class of Stock [Line Items]
Amount authorized for purchase	$ 250,000,000				$ 250,000,000	$ 200,000,000
Stock repurchased during period (in shares)	3,769,345
Class B Common Stock | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Class of Stock [Line Items]
Share-based compensation tax withholding payment	$ 1,877,000	$ 4,972,000
Shares withheld for tax withholding obligation (in shares)	181,228	679,806
Deferred compensation arrangement with individual, shares issued (in shares)	2,984,531	2,233,807	2,322,983	2,332,585
Deferred compensation arrangement with individual, shares issued, gross (in shares)	3,165,759	2,913,613
Class B Common Stock | Common Stock
Class of Stock [Line Items]
Shares exercised, net of shares withheld (in shares)		2,979,031	3,214,542	2,812,998
Shares exercised (in shares)		4,372,294	4,731,158	3,726,606
Shares issued for cash (in shares)		1,125,506
Shares withheld for cost of options and tax withholding obligation		1,393,263	1,273,271	1,235,204
Class B Common Stock | Stock Option
Class of Stock [Line Items]
Shares exercised, net of shares withheld (in shares)	3,506,103
Shares exercised (in shares)	4,864,944
Shares issued for cash (in shares)	1,761,769
Cash used to settle award	$ 7,776,000
Shares withheld for cost of options and tax withholding obligation	1,358,841
Share-based compensation tax withholding payment	$ 3,618,000	$ 2,270,000		$ 2,187,000
Class B Common Stock | Stock Option | Common Stock
Class of Stock [Line Items]
Cash used to settle award		$ 3,054,000
Private Placement | Common Stock
Class of Stock [Line Items]
Shares issued during period (in shares)	169	64,509
Private Placement | Class B Common Stock
Class of Stock [Line Items]
Number of shares sold (in shares)	4,574,567	791,873	791,873	5,151,019
Stock repurchased during period (in shares)		622,873	622,873	2,139,466
Sale of stock, consideration received	$ 58,349,000	$ 4,510,000	$ 4,510,000	$ 16,220,000
Private Placement, Direct Investor Investment | Class B Common Stock
Class of Stock [Line Items]
Number of shares sold (in shares)	805,053	169,000	169,000	3,011,553
Sale of stock, consideration received	$ 12,462,000	$ 1,224,000	$ 1,224,000	$ 22,792,000